37 Subsequent events (Details Narrative) - Events after reporting period [member] - BRL (R$) R$ in Thousands		1 Months Ended
	Jan. 06, 2021	Mar. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Payment of compensation for losses and damages		R$ 222,100
Face value		500,000
Cash Balance		R$ 1,300,000
Description of certified as final and unappealable		In February and March 2021, lawsuits of the Company involving the exclusion of ICMS tax from the PIS/COFINS tax basis were certified as final and unappealable.
Description of judicial settlements	On January 6, 2021, judicial settlements were approved for the dismissal of the Public-Interest Civil Action of Reparation for Residents (Note 26.1(i)) and Public-Interest Civil Action for Socio-environmental Reparation (Note 26.1(ii)) related to the Company. As provided for in the Agreement to dismiss the Public-Interest Civil Action on Socio-Environmental Reparation, the MPE determined, on January 21, 2021, the dismissal of the Investigation related to urban damages (Note 26.1(iv)), with the consequent filing of an administrative procedure to monitor and supervise the compliance with said Agreement.
First quarter [member]
Disclosure of non-adjusting events after reporting period [line items]
Nominal value		R$ 1,200,000